Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting standards define fair value based on an exit price model, establish a framework for measuring fair value where the assets and liabilities are required to be carried at fair value and provide for certain disclosures related to the valuation methods used within a valuation hierarchy as established within the accounting standards. This hierarchy prioritizes the inputs into three broad levels as follows.
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2 inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active, or other observable characteristics for the asset or liability, including interest rates, yield curves and credit risks, or inputs that are derived principally from, or corroborated by, observable market data through correlation.
•Level 3 inputs are unobservable inputs based on the Plan’s assumptions. A financial asset’s or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The fair values of the Plan's investments as of December 31, 2025, by asset category were as follows ($ in millions):

	Measured at Net Asset Value(1)	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds	$—	$0.3	$—	$—	$0.3
Common stock	—	248.0	—	—	248.0
Mutual funds	—	48.1	—	—	48.1
Corporate bonds	—	—	0.2	—	0.2
Self-directed brokerage account	—	113.6	—	—	113.6
Common/collective trusts	890.6	—	—	—	890.6
Total investments, at fair value	$890.6	$410.0	$0.2	$—	$1,300.8
The fair values of the Plan's investments as of December 31, 2024, by asset category were as follows ($ in millions):

	Measured at Net Asset Value(1)	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds	$—	$1.4	$—	$—	$1.4
Common stock	—	328.6	—	—	328.6
Mutual funds	—	38.9	—	—	38.9
Corporate bonds	—	—	0.3	—	0.3
Self-directed brokerage account	—	92.6	—	—	92.6
Common/collective trusts	704.3	—	—	—	704.3
Total investments, at fair value	$704.3	$461.5	$0.3	$—	$1,166.1
(1) In accordance with the Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurements, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient (the "NAV") have not been classified in the fair value hierarchy. These investments, consisting of common collective trusts, are valued using the NAV provided by the Trustee. The NAV is based on the underlying investments held by the fund that are traded in the active market, less its liabilities. These investments can be redeemed in the near-term.
Following is a description of the valuation techniques and inputs used for each major class of assets measured at fair value.
Money market funds, common stock and mutual funds are valued at the quoted closing price reported on the active market on which the individual securities are traded.
Corporate bonds that are not traded on an active market are valued at quoted prices reported by investment brokers and dealers based on the underlying terms of the security and comparison to similar securities traded on an active market.
The self-directed brokerage consists of common stock, bonds, mutual funds and exchange-traded funds ("ETFs"), which are valued at the last reported sales price on the last business day of the year.
Investment units in the common/collective trusts are valued at the current NAV. The NAV as reported by the Trustee is used as a practical expedient to estimate fair value, which is based on the fair value of the underlying assets in the trust, less its liabilities.
The methods described above may produce a fair value estimate that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes the valuation methods are appropriate and consistent with the methods used by other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.